REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2013
Bank Actual Capital Amounts and Ratios
The Bank’s actual capital amounts and ratios are also presented in the table.

						To Be Well
						Capitalized Under
			For Capital			Prompt Corrective
	Actual		Adequacy Purposes			Action Provisions
	Amount	Ratio	Amount	Ratio		Amount	Ratio
	(Dollars In Thousands)
As of December 31, 2013:
Total Capital (to Risk Weighted Assets)	$31,433	13.08%	$19,227	≥	8.0%	$24,033	≥	10.0%
Tier 1 Capital (to Risk Weighted Assets)	28,641	11.92	9,613	≥	4.0	14,420	≥	6.0
Tier 1 Capital (to Average Assets)	28,641	7.09	16,150	≥	4.0	20,188	≥	5.0

As of December 31, 2012:
Total Capital (to Risk Weighted Assets)	$30,637	14.68%	$16,694	≥	8.0%	$20,868	≥	10.0%
Tier 1 Capital (to Risk Weighted Assets)	28,043	13.44	8,347	≥	4.0	12,521	≥	6.0
Tier 1 Capital (to Average Assets)	28,043	7.73	14,520	≥	4.0	18,150	≥	5.0